August 31, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:    Document Control - EDGAR

RE:      American Enterprise Variable Annuity Account
         File Nos. 333-73958 and 811-7195
                RiverSource AccessChoice Select(SM) Variable Annuity RiverSource FlexChoice(SM) Select Variable Annuity Evergreen Pathways (SM) Select Variable Annuity
                Wells Fargo Advantage Choice (SM) Select Variable Annuity

Dear Commissioners:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-3678 or Kristin Vann at (612) 671-4179.

Very truly yours,



/s/  Mary Ellyn Minenko
----------------------
     Mary Ellyn Minenko
     Assistant General Counsel